Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.1

Table for Form ABS-15G (Repurchase Reporting)(1) Saluda Grade Mortgage Funding LLC
Name of the Issuing Entity	Deal Name	Closing Date	CIK#	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand⁽[4]⁾			Assets That Were Repurchased or Replaced⁽[5]⁾			Asset Pending Repurchase or Replacement (within cure period)⁽[6]⁾			Demand in Dispute⁽[7]⁾			Demand Withdrawn⁽[8]⁾			Demand Rejected⁽[9]⁾
Asset Type: Residential Mortgage Loans						(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
SALUDA GRADE ALTERNATIVE MORTGAGE TRUST 2023-FIG3	ASSET-BACKED SECURITIES, SERIES 2023-FIG3	09/20/2023			Figure Lending LLC	2,450	152,274,156.30	49.91%	1	37,113.91	0.01%	1	37,113.91	0.01%	0	0	0	0	0	0	0	0	0	0	0	0
					CMG_MORTGAGE	70	5,411,093.82	1.77%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					CROSS_COUNTRY	419	29,211,845.66	9.57%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					FAIRWAY	18	1,294,536.54	0.42%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					FIGURE_WHOLESALE	1	44,110.74	0.01%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					GUARANTEED_RATE	289	21,726,635.13	7.12%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					GUARANTEED_RATE_AFFINITY	7	753,104.20	0.25%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					HOMEBRIDGE	22	1,521,614.79	0.50%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					HOMEBRIDGE_WHOLESALE	262	19,489,246.66	6.39%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					HOMEPOINT	14	40,492.26	0.01%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					MOVEMENT	218	13,362,391.79	4.38%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					NEW_AMERICAN_FUNDING	85	4,660,512.99	1.53%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					REMN_WHOLESALE	649	51,926,849.46	17.02%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					SYNERGY_ONE	37	3,173,562.49	1.04%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					THE_LOAN_STORE	2	195,198.86	0.06%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
TOTAL						4,543	305,085,351.69	100.00%	1	37,113.91	0.01%	1	37,113.91	0.01%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
SALUDA GRADE ALTERNATIVE MORTGAGE TRUST 2022-LOC1(2)	ASSET-BACKED SECURITIES, SERIES 2022-LOC1	10/07/2022			Spring EQ, LLC	1,997	204,270,919	68%	1	58,000.00	0.02%	1	58,000.00	0.02%	0	0	0	0	0	0	0	0	0	0	0	0
					Prefunded Amount (Cash)	N/A	95,729,082	32%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOTAL						1,997	300,000,000	100.00%	1	58,000.00	0.02%	1	58,000.00	0.02%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%

Footnotes:

(1)       For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2)       Assets included in “Total Assets in ABS by Originator” initially consisted primarily of both cash (the “Prefunded Amount”) and certain mortgage loans, and as a result, the dollar amounts and percentages of total assets identified include that portion of the Prefunded Amount, which cash assets are not attributable to any of the originators identified.

(3)        [Reserved.]

(4)       Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(5)       “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase, or may include assets that were subject of a litigation settlement.

(6)       “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7)       “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(8)       “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9)       “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.